As filed with the Securities and Exchange Commission on October 5, 2009
                                     Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31
Date of reporting period:  July 31, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
CONNECTICUT                                                     600 FIFTH AVENUE
DAILY TAX FREE                                              NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

               o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

               o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

               o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

               o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. These actions were taken in advance of anticipated rule changes by the Securities and Exchange Commission, which were formally proposed for comments in July, 2009. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for over 35 years.

Sincerely,


/s/Michael P. Lydon

Michael P. Lydon
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
February 1, 2009 through July 31, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                                              Ending Account
                                       Beginning Account          Value            Expenses paid
           Class A Shares                 Value 2/1/09           7/31/09        During the Period*     Expense Ratio*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00           $1,000.00             $4.07              0.82%
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00           $1,020.73             $4.11              0.82%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                              Ending Account
                                       Beginning Account          Value            Expenses paid
           Class B Shares                 Value 2/1/09           7/31/09        During the Period*     Expense Ratio*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00           $1,000.10             $4.02              0.81%
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00           $1,020.78             $4.06              0.81%
 ---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2009 through July 31, 2009), multiplied by 181/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Put Bond (b) (6.03%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,800,000   Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00%    $3,800,000    P-1       A-1+
-----------                                                                                          -----------
  3,800,000   Total Put Bond                                                                           3,800,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (9.60%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,050,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      09/02/09     0.35%   $ 6,050,000    P-1       A-1+
-----------                                                                                          -----------
  6,050,000   Total Tax Exempt Commercial Paper                                                        6,050,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (8.84%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,355,000   City of Meriden, CT GO - Issue 2008 (c)                           08/01/09     1.70%   $ 1,355,000
  1,000,000   State of Connecticut GO 2009 Series A (c)                         02/15/10     0.50      1,008,099
  1,200,000   Town of Watertown, CT GO BAN, 2009 Series A                       03/31/10     0.72      1,202,210    MIG-1
  2,000,000   Town of Windsor Locks, CT BAN (c)                                 11/04/09     0.50      2,005,197
-----------                                                                                          -----------
  5,555,000   Total Tax Exempt General Obligation Notes & Bonds                                        5,570,506
-----------                                                                                          -----------
Tax Exempt Variable Rate Demand Instruments (d) (65.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,440,000   Citigroup Global Markets ROC Trust II-R - Series 402
              Connecticut State HFA (Housing Mortgage Finance Program)
              Series E-2 (e)                                                    11/15/10     0.47%   $ 2,440,000   VMIG-1
  1,070,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                           06/01/18     0.66      1,070,000   P-1        A-1+
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              (Partnership Project) - Series 1993 (e)
              LOC Bank of Montreal                                              08/01/23     0.34      2,300,000   VMIG-1     A-1+
  3,200,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. A.                                               07/01/24     0.42      3,200,000   VMIG-1     A-1
  2,115,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     0.37      2,115,000              A-1+
  4,000,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     0.28      4,000,000   VMIG-1     A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     0.31      1,400,000              A-1+
  1,000,000   Dade County IDA Exempt Facilities Revenue Refunding Bonds
              (Florida Power & Light Company Projects) - Series 1993            06/01/21     0.30      1,000,000   VMIG-1     A-1+

--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value               Standard
   Amount                                                                          Date      Rate     (Note 1)   Moody's   & Poor's
---------                                                                          ----     ------    --------   -------   --------
Tax Exempt Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   New York City, NY Transitional Finance Authority
              New York City Recovery Bonds Fiscal 2003 Series 3 Subseries 3B    11/01/22     0.30%   $ 1,000,000   VMIG-1     A-1+
              A-1+
  1,500,000   New York State HFA Service Contract Refunding RB - Series 2003B
              LOC BNP Paribas                                                   03/15/26     0.28      1,500,000              A-1+
  3,225,000   Northeast Tax-Exempt Bond Grantor Trust State of Connecticut,
              Town of Plainville, Connecticut Tax Increment Special RB
              (Connecticut Commons at Plainville) - Series 2002
              LOC Bank of America, N.A.                                         04/01/19     1.55      3,225,000              A-1+
  1,100,000   Peninsula Ports Authority, VA
              Coal Terminal Revenue Refunding Bonds
              (Dominion Terminal Associates Project) - Series 1987D
              LOC U.S. Bank, N.A.                                               07/01/16     0.30      1,100,000    P-1       A-1+
  2,070,000   State of Connecticut HEFA RB (Danbury Hospital Issue) - Series J
              LOC Wachovia Bank, N.A.                                           07/01/36     0.31      2,070,000              A-1+
  2,855,000   State of Connecticut HEFA RB
              (Klingberg Family Centers  Issue) - Series A
              LOC Allied Irish Bank                                             07/01/32     0.37      2,855,000              A-1
    150,000   State of Connecticut HEFA RB (Pomfret School Issue) -  Series A
              LOC Bank of America, N.A.                                         07/01/24     0.37        150,000   VMIG-1
  2,500,000   State of Connecticut HEFA RB
              (Saint Francis Hospital and Medical Center Issue) - Series F
              LOC JPMorgan Chase Bank, N.A.                                     07/01/47     0.35      2,500,000   VMIG-1
  2,600,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     0.25      2,600,000   VMIG-1     A-1+
  3,200,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-1 07/01/36     0.25      3,200,000   VMIG-1     A-1+
  2,000,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-2 07/01/36     0.25      2,000,000   VMIG-1     A-1+
    700,000   State of Connecticut HEFA RB (Yale University Issue) - Series Y-3 07/01/35     0.25        700,000   VMIG-1     A-1+
    900,000   Washington State Housing Finance Commission Nonprofit Housing RB
              (Mirabella Project) - Series 2006A
              LOC HSH Nordbank, NA                                              03/01/36     2.25        900,000              A-1
-----------                                                                                          -----------
 41,325,000   Total Tax Exempt Variable Rate Demand Instruments                                       41,325,000
-----------                                                                                          -----------
              Total Investments (90.04%) (Cost $56,745,506+)                                         $56,745,506
              Cash and Other Assets, Net of Liabilities (9.96%)                                        6,274,019
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $63,019,525
                                                                                                     ===========

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2009
(UNAUDITED)
================================================================================
FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's investment manager has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

KEY:
     BAN     =  Bond Anticipation Note                               IDRB   =   Industrial Development Revenue Bond
     GO      =  General Obligation                                   LOC    =   Letter of Credit
     HEFA    =  Health and Education Facilities Authority            RB     =   Revenue Bond
     HFA     =  Housing Finance Authority                            ROC    =   Reset Option Certificates
     IDA     =  Industrial Development Authority


--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JULY 31, 2009
(UNAUDITED)
================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

------------------------------------------------------------------
          States                 Value          % of Portfolio
------------------------------------------------------------------
  Connecticut                 $47,445,506            83.61%
  Florida                       1,000,000             1.76
  New York                      2,500,000             4.40
  Puerto Rico                   3,800,000             6.70
  Virginia                      1,100,000             1.94
  Washington                      900,000             1.59
------------------------------------------------------------------
  Total                       $56,745,506           100.00%
------------------------------------------------------------------

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY DATE

------------------------------------------------------------------
  Securities Maturing in         Value          % of Portfolio
------------------------------------------------------------------
  Less than 31 days           $42,680,000             75.21%
  31 through 60                 6,050,000             10.66
  61 through 90                       -0-              0.00
  91 through 120                2,005,197              3.54
  121 through 180                     -0-              0.00
  Over 180 days                 6,010,309             10.59
------------------------------------------------------------------
  Total                       $56,745,506            100.00%
------------------------------------------------------------------

--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2009
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $    56,745,506
   Cash...................................................................................          6,231,853
   Accrued interest receivable............................................................            115,212
   Prepaid expenses.......................................................................              9,440
   Other receivables......................................................................              4,212
                                                                                              ---------------
         Total assets.....................................................................         63,106,223
                                                                                              ---------------
LIABILITIES:

   Payable to affiliates (Note 2).........................................................             23,222
   Accrued expenses.......................................................................             63,406
   Dividends payable......................................................................                 26
   Other payable..........................................................................                 44
                                                                                              ---------------
         Total liabilities................................................................             86,698
                                                                                              ---------------
   Net assets.............................................................................    $    63,019,525
                                                                                              ===============
SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 5)................................    $    63,019,525
                                                                                              ---------------
   Net assets.............................................................................    $    63,019,525
                                                                                              ===============

Net asset value, per share (Note 5):
Class Name                                          Net Assets            Shares Outstanding       Net Asset Value
Class A Shares..............................        $55,989,565              56,004,557                $1.00
Class B Shares..............................         $7,029,960               7,031,842                $1.00

--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2009
(UNAUDITED)
================================================================================

Income:
  Interest...................................................................................$         307,252
                                                                                             -----------------
Expenses: (Note 2)
   Investment management fee.................................................................          112,020
   Administration fee........................................................................           78,414
   Shareholder servicing fee (Class A shares)................................................           61,220
   Custodian expenses........................................................................            4,276
   Shareholder servicing and related shareholder expenses+...................................           29,400
   Legal, compliance and filing fees.........................................................           37,210
   Audit and accounting......................................................................           31,588
   Directors' fees and expenses..............................................................            5,528
   Miscellaneous.............................................................................           19,736
                                                                                             -----------------
       Total expenses........................................................................          379,392
       Less: Expenses paid indirectly (Note 4) ..............................................             (157)
             Fees waived (Note 2)............................................................          (74,049)
                                                                                             -----------------
       Net expenses..........................................................................          305,186
                                                                                             -----------------
   Net investment income.....................................................................            2,066

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................              -0-
                                                                                             -----------------
Increase in net assets from operations.......................................................$           2,066
                                                                                             =================

+ Includes class specific transfer agency expenses after fee waivers of $5,858 and $1,339 for Class A and Class B, respectively.


--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================




                                                                            Six Months
                                                                               Ended                      Year
                                                                           July 31, 2009                  Ended
                                                                            (Unaudited)             January 31, 2009
                                                                             ---------              -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................        $          2,066           $         890,082
     Net realized gain (loss) on investments....................                     -0-                      21,953
                                                                        ----------------           -----------------
     Increase in net assets from operations.....................                   2,066                     912,035

Dividends to shareholders from net investment income*:
     Class A shares.............................................                  (1,202)                   (671,600)
     Class B shares.............................................                    (864)                   (218,482)
                                                                        ----------------           -----------------
     Total dividends to shareholders............................                  (2,066)                   (890,082)

Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                     -0-                     (24,183)
     Class B shares.............................................                     -0-                      (5,220)
                                                                        ----------------           -----------------
     Total distributions to shareholders........................                     -0-                     (29,403)

Capital share transactions (Note 5):
     Class A shares.............................................             (13,264,880)                  4,174,270
     Class B shares.............................................              (7,969,227)                 (5,736,906)
                                                                        ----------------           -----------------
     Total capital share transactions...........................             (21,234,107)                 (1,562,636)
                                                                        ----------------           -----------------
Total increase (decrease).......................................             (21,234,107)                 (1,570,086)
Net assets:
     Beginning of period........................................              84,253,632                  85,823,718
                                                                        ----------------           -----------------
     End of period..............................................        $     63,019,525           $      84,253,632
                                                                        ================           =================
Undistributed net investment income.............................        $            -0-           $             -0-
                                                                        ================           =================

* Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short term, tax-exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has two classes of stock authorized, Class A and Class B shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Securities Transactions and Investment Income -

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

c) Federal Income Taxes -

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

d) Dividends and Distributions -

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

e) Accounting Estimates -

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies (continued)

f) Representations and Indemnifications -

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

g) Allocation of Income and Expenses -

The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended July 31, 2009, class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

h)  Other Risks -

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at July 31, 2009, Reich & Tang Asset Management LLC ("the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Fund's Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

As of July 31, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                  Amount
     --------                        ---------                  -------
   Management fee                    Manager                 $    16,293
   Administration fee                Manager                       6,929
                                                             -----------
         Total                                               $    23,222
                                                             ===========

For the period ended July 31, 2009, the Manager and Distributor voluntarily waived the following fees:

   Administration fee.....................................   $     7,985
   Shareholder servicing fees - Class A ..................        58,651
   Transfer Agency Account Charges - Class A..............         6,068
   Transfer Agency Account Charges - Class B..............         1,345
                                                             -----------
         Total                                               $    74,049
                                                             ===========

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. For the period ended July 31, 2009 these fees, after fee waivers, amounted to:

                                                   Amount           Net Rate
                                                   -------          --------
 Class A shares.............................     $   9,237            0.03%
 Class B Shares.............................         2,020            0.03%
                                                 ---------
 Total Transfer Agency Fees.................     $  11,257
                                                 =========

As of July 31, 2009, no Directors or Officers had investments in the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended July 31, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses.

   Purchases.......................................         $ 20,700,000
   Sales...........................................           53,645,000
   Gain/(Loss)                                                       -0-

4. Compensating Balance Arrangement and Other Transactions

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, are offset against the Fund's safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

For the period ended July 31 2009, expense offsets for the Fund were as follows:

   Custodian expenses.....................................   $      157
                                                             ==========

5. Capital Stock

At July 31, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                    Six Months Ended                           Year
                                                      July 31, 2009                            Ended
                                                       (Unaudited)                       January 31, 2009
                                                       -----------                       -----------------
Class A Shares                                Net Assets          Shares           Net Assets          Shares
--------------                            ----------------    -------------      --------------    -------------
Sold......................................$     97,887,403       97,887,403      $  290,463,016      290,463,016
Issued on reinvestment of dividends.......          12,215           12,215             621,499          621,499
Redeemed..................................    (111,164,498)    (111,164,498)       (286,911,166)    (286,911,166)
Additional paid-in-capital*...............             -0-              -0-                 921              -0-
                                          ----------------    -------------      --------------    -------------
Net increase (decrease)................... $   (13,264,880)     (13,264,880)     $    4,174,270        4,173,349
                                          ================    =============      ==============    =============
Class B Shares
--------------                            ----------------    -------------      --------------    -------------
Sold......................................$      4,825,624        4,825,624      $   24,703,140       24,703,140
Issued on reinvestment of dividends.......           6,046            6,046             236,559          236,559
Redeemed..................................     (12,800,897)     (12,800,897)        (30,677,121)     (30,677,121)
Additional paid-in-capital*...............             -0-              -0-                 516              -0-
                                          ----------------    -------------      --------------    -------------
Net increase (decrease)................... $    (7,969,227)      (7,969,227)     $   (5,736,906)      (5,737,422)
                                          ================    =============      ==============    =============

*  During the fiscal year ended January 31, 2009, the TA allocated amounts to the Fund related to aged items below
   $50 or for which shareholder data was unavailable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 58% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

8. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1 - quoted prices in active markets for identical securities.


Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)


Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

8. Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Fund's investments as of July 31, 2009:

                                                Quoted Prices in Active       Significant Other           Significant
                                                 Markets for Identical           Observable               Unobservable
                                                        Assets                     Inputs                    Inputs
     Description                                      (Level 1)                  (Level 2)                  (Level 3)
     -----------                                      ---------                  ---------                  ---------
Equity securities                                 $              -0-         $             -0-         $             -0-
Debt securities issued by the U.S. Treasury
and other U.S. government corporation
and agencies                                                     -0-                       -0-                       -0-
Debt securities issued by states of the United
States and political subdivisions of the states                  -0-                56,745,506                       -0-
Debt securities issued by foreign government                     -0-                       -0-                       -0-
Corporate debt securities                                        -0-                       -0-                       -0-
Mortgage-backed securities                                       -0-                       -0-                       -0-
Other debt securities                                            -0-                       -0-                       -0-
                                                   -----------------          ----------------          ----------------
Total                                             $              -0-         $      56,745,506         $             -0-
                                                   -----------------          ----------------          ----------------

For the period ended July 31, 2009, there were no Level 1 or 3 investments.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.


9. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 75,917,427. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


10. Subsequent Events

In accordance with the adoption of SFAS No. 165, "subsequent events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through September 25, 2009, the date the financial statements were available to be issued. The following events have occurred or are scheduled to occur:

On September 18, 2009 the Treasury  Guarantee  Program expired without  renewal.

The Board of Directors has approved the reorganization and liquidation of the New Jersey Daily Municipal Income Fund, Inc. On November 9, 2009 a shareholder meeting will be held to obtain the approval from the shareholders for the reorganization and liquidation of the Fund. The actual date of the liquidation has not been determined but is expected to occur shortly after the meeting.

11. Financial Highlights

                                         Six Months Ended                    Years Ended January 31,
  Class A shares                           July 31, 2009  ---------------------------------------------------------------
  --------------                           (Unaudited)      2009         2008         2007         2006          2005
                                            ----------    ----------   ----------   ----------   ----------   -----------
  Per Share Operating Performance:
  (for a share outstanding throughout the period)
  Net asset value, beginning of period..    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Income from investment operations:
   Net investment income................        0.000          0.011        0.026        0.025        0.015        0.003
   Net realized and unrealized gain (loss)
            on investments..............        --             0.000        0.000        0.000        0.000        --
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Total from investment operations........      0.000          0.011        0.026        0.025        0.015        0.003
  Less distributions from:
   Dividends from net investment income.       (0.000)        (0.011)      (0.026)      (0.025)      (0.015)      (0.003)
   Net realized gains on investments....        --             0.000        0.000        0.000        0.000        --
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Total Distributions...................       (0.000)        (0.011)      (0.026)      (0.025)      (0.015)      (0.003)
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Net asset value, end of period........    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ==========     ==========   ==========   ==========   ==========   ==========
  Total Return..........................        0.00%(a)       1.11%        2.61%        2.48%        1.54%        0.33%
  Ratios/Supplemental Data
  Net assets, end of period (000's).....    $  55,990      $  69,256    $  65,088    $  56,603    $  60,992    $  70,077
  Ratios to average net assets:
   Expenses (net of fees waived) (b) ...        0.82%(c)       1.00%        1.00%        0.98%        0.93%        0.93%
   Net investment income................        0.00%(c)       1.06%        2.55%        2.42%        1.51%        0.32%
   Management & Administration fees waived      0.02%(c)       --           --           0.15%        --           --
   Shareholder servicing fees waived....        0.19%(c)       0.01%        --           --           --           0.01%
   Transfer Agency fees waived..........        0.02%(c)       --           --           --           --           --
   Expenses paid indirectly.............        0.00%(c)       0.00%        0.00%        0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid directly, if applicable
(C)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
11. Financial Highlights (continued)

                                         Six Months Ended                    Years Ended January 31,
  Class B shares                           July 31, 2009  ---------------------------------------------------------------
  --------------                           (Unaudited)      2009         2008         2007         2006          2005
                                            ----------    ----------   ----------   ----------   ----------   -----------
  Per Share Operating Performance:
  (for a share outstanding throughout the period)
  Net asset value, beginning of period..    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Income from investment operations:
   Net investment income................        0.000          0.013        0.028        0.027        0.017        0.005
   Net realized and unrealized gain (loss)
           on investments...............        --             0.000        0.000        0.000        0.000        --
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Total from investment operations........      0.000          0.013        0.028        0.027        0.017        0.005
  Less distributions from:
   Dividends from net investment income.       (0.000)        (0.013)      (0.028)      (0.027)      (0.017)      (0.005)
   Net realized gains on investments....        --             0.000        0.000        0.000        0.000        --
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Total Distributions...................       (0.000)        (0.013)      (0.028)      (0.027)      (0.017)      (0.005)
                                            ----------     ----------   ----------   ----------   ----------   ----------
  Net asset value, end of period........    $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ==========     ==========   ==========   ==========   ==========   ==========
  Total Return..........................        0.01%(a)       1.30%        2.81%        2.69%        1.75%        0.52%
  Ratios/Supplemental Data
  Net assets, end of period (000's).....    $   7,030      $  14,998    $   20,736   $  21,429    $  25,192    $  25,482
  Ratios to average net assets:
   Expenses (net of fees waived) (b) ...        0.81%(c)       0.82%         0.80%       0.78%        0.73%        0.74%
   Net investment income................        0.01%(c)       1.29%         2.78%       2.62%        1.73%        0.54%
   Management & Administration fees waived      0.02%(c)       --            --          0.15%        --           --
   Transfer Agency fees waived..........        0.02%(c)       --            --          --           --           --
   Expenses paid indirectly.............        0.00%(c)       0.00%         0.00%       0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid directly, if applicable
(C)      Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




























--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general information
of the shareholders of the Fund. It is not
authorized for distribution to prospective investors
in the Fund unless preceded or accompanied by an          CONNECTICUT
effective prospectus, which includes information          DAILY
regarding the Fund's objectives and policies,             TAX FREE
experience of its management, marketability of            INCOME
shares, and other information.                            FUND, INC.
------------------------------------------------------




Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020



Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                         Semi-Annual Report
     600 Fifth Avenue                                      July 31, 2009
     New York, New York 10020                                (Unaudited)


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CT7/09S
Item 2:    Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Connecticut Daily Tax Free Income Fund, Inc.

 By (Signature and Title)* /s/ Christine Manna
                               Christine Manna, Secretary
Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: October 5, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Assistant Secretary and Treasurer

Date: October 5, 2009

* Print the name and title of each signing officer under his or her signature.